Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share (EPS) [Abstract]
Schedule of Basic and Diluted Loss Per Share	The following table reflects the loss and share data used in the basic and diluted loss per share calculations:
	2023	2022	2021
	USD	USD	USD
			(recast)
Basic loss per share
Net loss attributable to the equity holders of the Parent	(15,813,351)	(61,019,350)	(17,786,681)
Shares used in computation:
Weighted-average shares outstanding	26,431,390	26,005,564	17,210,188

Basic net loss per share attributable to equity holders of the Parent	(0.60)	(2.35)	(1.03)

Diluted loss per share
Net loss attributable to the equity holders of the Parent	(15,813,351)	(61,019,350)	(17,786,681)
Shares used in computation:
Weighted-average shares outstanding	26,431,390	26,005,564	17,210,188

Diluted net loss per share attributable to equity holders of the Parent	(0.60)	(2.35)	(1.03)